Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

10. LEASES

The Company leases offices space under non-cancelable operating leases, with terms ranging from one to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$261	$371

Lease liabilities current	127	109
Lease liabilities non-current	134	250
	$261	$359

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.97	1.26
Weighted average discount rate	5.50%	5.50%

For the years ended December 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $181, $184 and $363, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
For the year ending Dember 31, 2026	$137
For the year ending Dember 31, 2027	137
Total lease payments	274
Less: Imputed interest	(13)
Present value of lease liabilities	$261